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                      Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]

December 17, 2008

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account E ("Registrant")
      Post-Effective Amendment No. 123 to Form N-4
      REGISTRATION NO. 333-52366/811-4001
      -----------------------------------
      Metropolitan Life Statement of Additional Information for Preference Plus Select Variable Annuity Contracts

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated April 28, 2008 as revised December 15, 2008, which was filed electronically on December 8, 2008 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.


Sincerely,

/s/ Myra L. Saul
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Myra L. Saul
Associate General Counsel